united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

17605 Wright Street, Suit 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Wendy Wang, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2612

Date of fiscal year end: 11/30

Date of reporting period: 8/31/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2017
Shares		Value
	COMMON STOCKS - 97.2%
	AEROSPACE/DEFENSE - 1.0%
725	General Dynamics Corp.	$ 145,979
1,234	Harris Corp.	151,659
827	L3 Technologies, Inc.	150,084
		447,722
	APPAREL & TEXTILE PRODUCTS - 1.3%
1,762	Cie Financiere Richemont SA	157,223
3,996	Michael Kors Holdings Ltd *	168,711
370	Swatch Group AG	147,384
7,477	Under Armour, Inc. *	112,903
		586,221
	ASSET MANAGEMENT - 2.0%
3,950	E*TRADE Financial Corp. *	161,990
3,261	Franklin Resources, Inc.	140,973
1,515	Groupe Bruxelles Lambert SA	154,019
4,037	Invesco Ltd.	132,333
230	Partners Group Holding AG	148,866
3,542	TD Ameritrade Holding Corp.	153,439
		891,620
	AUTOMOTIVE - 1.6%
1,058	Cie Generale des Etablissements Michelin	144,025
1,700	Delphi Automotive PLC	163,880
32,100	GKN PLC	131,905
4,197	Goodyear Tire & Rubber Co.	127,169
3,312	Nokian Renkaat OYJ	139,826
		706,805
	BANKING - 4.6%
13,597	Commerzbank AG *	168,768
2,298	Commonwealth Bank of Australia	138,157
9,116	Credit Agricole SA	160,511
3,762	Danske Bank A/S	146,007
18,433	Investec PLC	140,136
2,071	KBC Group NV	169,967
2,015	Macquarie Group Ltd.	138,723
1,190	mBank SA *	145,861
81,478	Metropolitan Bank & Trust Co.	139,485
22,471	Natixis SA	168,523
11,390	Nordea Bank AB	153,015
8,204	People's United Financial, Inc.	137,007
6,103	Raiffeisen Bank International AG *	199,972
		2,006,132
	BIOTECHNOLOGY & PHARMACEUTICAL - 2.7%
1,945	AbbVie, Inc.	146,459
1,128	Alexion Pharmaceuticals, Inc. *	160,638
1,542	BioMarin Pharmaceutical, Inc. *	139,073
1,052	Celgene Corp. *	146,154

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2017
Shares		Value
	BIOTECHNOLOGY & PHARMACEUTICAL (continued) - 2.7%
1,002	Incyte Corp. *	$ 137,685
272	Regeneron Pharmaceuticals, Inc. *	135,157
2,036	UCB SA	140,129
1,058	Vertex Pharmaceuticals, Inc. *	169,851
		1,175,146
	CHEMICALS - 5.9%
291,354	AKR Corporindo Tbk PT	147,948
1,667	Akzo Nobel NV	152,210
1,380	Arkema SA	149,762
1,606	Avery Dennison Corp.	151,382
2,461	Brenntag AG	130,246
5,146	CF Industries Holdings, Inc.	149,182
2,815	Croda International PLC	139,360
1,707	Eastman Chemical Co.	147,143
1,888	FMC Corp.	162,783
70	Givaudan SA	142,768
1,644	Imerys SA	144,441
3,640	Johnson Matthey PLC	129,641
5,515	K+S AG	131,267
1,760	LyondellBasell Industries NV	159,438
6,148	Mosaic Co.	122,837
1,310	PPG Industries, Inc.	136,659
1,063	Praxair, Inc.	139,827
396	Sherwin-Williams Co.	134,351
		2,571,245
	COMMERCIAL SERVICES - 2.6%
6,168	Bureau Veritas SA	146,479
16,058	Capita PLC	134,185
1,088	Cintas Corp.	146,891
6,410	Compass Group PLC	136,449
5,301	Edenred	143,190
33,384	G4S PLC	121,953
2,521	Intertek Group PLC	165,995
2,398	Randstad Holding NV	139,998
		1,135,140
	CONSTRUCTION MATERIALS - 0.9%
9,302	James Hardie Industries PLC - ADR	130,515
2,354	LafargeHolcim Ltd.	138,031
620	Martin Marietta Materials, Inc.	131,434
		399,980
	CONSUMER PRODUCTS - 1.7%
3,531	Associated British Foods PLC	151,147
1,168	JM Smucker Co.	122,360
18,480	Natura Cosmeticos SA	173,321
14,129	Orkla ASA	144,652

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2017
Shares		Value
	CONSUMER PRODUCTS (continued) - 1.7%
13,331	Pioneer Foods Group Ltd.	$ 129,900
		721,380
	CONSUMER SERVICES - 0.4%
30,228	Kroton Educacional SA	172,350

	CONTAINERS & PACKAGING - 1.6%
11,738	Amcor Ltd.	149,984
19,011	Brambles Ltd.	140,382
2,483	International Paper Co.	133,759
5,405	Mondi Ltd.	147,510
3,184	Sealed Air Corp.	141,306
		712,941
	DISTRIBUTORS - CONSUMER STAPLES - 0.3%
2,830	Sysco Corp.	149,056

	DISTRIBUTORS - DISCRETIONARY - 1.0%
4,758	Bunzl PLC	141,624
3,295	Fastenal Co.	140,598
63,030	Sime Darby Bhd	132,835
		415,057
	ELECTRICAL EQUIPMENT - 2.9%
5,572	ABB Ltd.	128,718
1,810	Allegion PLC	142,465
2,338	AMETEK, Inc.	147,878
1,856	Eaton Corp PLC	133,187
3,289	Johnson Controls International PLC	130,212
2,719	Kone OYJ	147,343
4,753	Prysmian SpA	149,295
608	Roper Technologies, Inc.	140,241
652	Schindler Holding AG	139,356
		1,258,695
	ENGINEERING & CONSTRUCTION SERVICES - 1.7%
4,283	Boskalis Westminster	139,777
3,209	Fluor Corp.	123,771
2,674	Jacobs Engineering Group, Inc.	145,706
11,428	LendLease Group	150,283
4,465	Quanta Services, Inc. *	160,427
		719,964
	FOREST & PAPER PRODUCTS - 0.3%
5,024	UPM-Kymmene OYJ	130,571

	GAMING, LODGING & RESTAURANTS - 0.3%
2,807	Whitbread PLC	135,925

	HARDWARE - 1.1%
4,983	Juniper Networks, Inc.	138,178

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2017
Shares			Value
		HARDWARE (continued) - 1.1%
3,309		Seagate Technology PLC	$ 104,333
19,284		Telefonaktiebolaget LM Ericsson	112,859
1,514		Western Digital Corp	133,641
			489,011
		HEALTH CARE FACILITIES & SERVICES - 1.2%
1,475		AmerisourceBergen Corp.	118,369
2,177		DaVita, Inc. *	127,485
2,088		Express Scripts Holding Co. *	131,168
2,568		Ramsay Health Care Ltd.	139,134
			516,156
		HOME & OFFICE PRODUCTS - 2.6%
4,132		DR Horton, Inc.	149,372
298		Geberit AG	135,852
2,730		Leggett & Platt, Inc.	125,498
2,696		Lennar Corp.	139,545
596		Mohawk Industries, Inc. *	150,860
4,875		Persimmon PLC	167,030
916		Snap-on, Inc.	135,174
988		Stanley Black & Decker, Inc.	142,272
			1,145,603
		INDUSTRIAL SERVICES - 0.3%
8,646		Rexel SA	129,004

		INSTITUTIONAL FINANCIAL SERVICES - 1.0%
2,291		Intercontinental Exchange, Inc.	148,159
2,960		London Stock Exchange Group PLC	150,657
1,990		Nasdaq, Inc.	150,006
			448,822
		INSURANCE - 3.6%
1,440		Assurant, Inc.	136,353
1,918		Cincinnati Financial Corp.	147,379
30,798		Direct Line Insurance Group PLC	150,842
29,564		Insurance Australia Group Ltd.	150,306
44,607		Legal & General Group PLC	149,559
15,707		QBE Insurance Group Ltd.	130,062
17,880		RSA Insurance Group PLC	153,557
2,766		Sampo OYJ	145,812
-	+	Standard Life Aberdeen PLC	2
3,132		Unum Group	150,900
970		Willis Towers Watson PLC	144,016
3,255		XL Group Ltd.	133,325
			1,592,113
		IRON & STEEL - 2.4%
11,413		Anglo American PLC	206,255
9,709		BHP Billiton PLC	184,718
40,041		Fortescue Metals Group Ltd.	190,869

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2017
Shares		Value
	IRON & STEEL (continued) - 2.4%
2,455	Nucor Corp.	$ 135,295
3,636	Rio Tinto PLC	175,530
6,347	United States Steel Corp.	168,894
		1,061,561
	MACHINERY - 3.2%
1,089	Deere & Co.	126,248
1,733	Dover Corp.	147,097
3,175	Flowserve Corp.	124,714
967	Illinois Tool Works, Inc.	132,972
9,008	IMI PLC	131,742
865	Parker-Hannifin Corp.	139,170
2,192	Pentair PLC	136,014
9,265	Sandvik AB	152,877
23,991	WEG SA	156,079
2,601	Xylem, Inc.	161,444
		1,408,357
	MEDIA - 0.3%
2,539	Ctrip.com International Ltd. - ADR *	130,632

	MEDICAL EQUIPMENT & DEVICES - 3.9%
2,376	Agilent Technologies, Inc.	153,775
449	CR Bard, Inc.	144,044
1,177	Edwards Lifesciences Corp. *	133,778
1,065	Essilor International SA	134,278
846	IDEXX Laboratories, Inc. *	131,494
791	Illumina, Inc. *	161,728
151	Intuitive Surgical, Inc. *	151,705
8,111	Smith & Nephew PLC	146,007
1,041	Stryker Corp.	147,166
761	Waters Corp. *	139,628
5,358	William Demant Holding A/S *	141,574
1,128	Zimmer Biomet Holdings, Inc.	128,896
		1,714,073
	METALS & MINING - 2.8%
14,383	Antofagasta PLC	191,819
12,011	Freeport-McMoRan, Inc.	177,523
7,097	Fresnillo PLC	147,781
52,590	Grupo Mexico SAB de CV	174,092
8,781	Newcrest Mining Ltd.	159,142
4,191	Newmont Mining Corp.	160,683
26,412	Norsk Hydro ASA	190,116
		1,201,156
	OIL, GAS & COAL - 10.2%
1,191,399	Adaro Energy Tbk PT *	162,967
3,104	Anadarko Petroleum Corp.	127,047
1,529	Andeavor	153,129

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2017
Shares		Value
	OIL, GAS & COAL (continued) - 10.2%
3,066	Apache Corp.	$ 119,083
5,940	Cabot Oil & Gas Corp.	151,767
6,007	Caltex Australia Ltd.	159,085
3,149	ConocoPhillips	137,485
13,035	Cosan SA Industria e Comercio	158,958
4,632	Devon Energy Corp.	145,445
9,287	Eni SpA	145,414
1,610	EOG Resources, Inc.	136,834
2,513	EQT Corp.	156,660
9,754	Fugro NV - ADR *	123,677
3,403	Halliburton Co.	132,615
2,677	Helmerich & Payne, Inc.	113,344
7,518	Kinder Morgan, Inc.	145,323
2,991	Koninklijke Vopak NV	126,434
12,249	Marathon Oil Corp.	136,209
2,748	Marathon Petroleum Corp.	144,133
5,683	Murphy Oil Corp.	128,777
4,463	National Oilwell Varco, Inc.	136,880
5,127	Newfield Exploration Co. *	133,968
5,010	Noble Energy, Inc.	119,088
2,349	Occidental Petroleum Corp.	140,235
2,871	ONEOK, Inc.	155,493
35,805	Petroleo Brasileiro SA *	156,468
1,754	Phillips 66	147,003
904	Pioneer Natural Resources Co.	117,204
6,344	Range Resources Corp.	110,132
2,090	Valero Energy Corp.	142,329
4,771	Williams Cos, Inc.	141,842
5,289	TechnipFMC PLC *	136,615
		4,441,643
	PASSENGER TRANSPORTATION - 1.0%
189,849	AirAsia Bhd	147,594
8,306	easyJet PLC	128,004
1,294	Ryanair Holdings PLC - ADR	147,128
		422,726
	REAL ESTATE - 6.6%
1,069	American Tower Corp	158,265
3,126	Apartment Investment & Management Co	141,702
751	AvalonBay Communities Inc	140,985
8,244	Ayala Corp	148,221
179,983	Ayala Land Inc	147,729
1,124	Boston Properties Inc	135,554
18,579	British Land Co PLC/The	146,393
1,453	Crown Castle International Corp	157,563
326	Equinix Inc	152,702
2,103	Equity Residential	141,216

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2017
Shares		Value
	REAL ESTATE (continued) - 6.6%
531	Essex Property Trust Inc	$ 141,230
1,513	Fonciere Des Regions	149,427
22,741	Goodman Group	149,527
34,915	GPT Group/The	138,464
19,627	Hammerson PLC	141,879
4,229	HCP Inc	126,066
10,782	Land Securities Group PLC	140,321
2,413	Prologis Inc	152,888
662	Public Storage	135,935
889	Simon Property Group Inc	139,440
		2,885,507
	RENEWABLE ENERGY - 0.3%
1,593	Vestas Wind Systems A/S	144,889

	RETAIL - CONSUMER STAPLES - 1.7%
898	Costco Wholesale Corp.	140,753
2,120	Dollar Tree, Inc. *	168,837
41,990	J Sainsbury PLC	127,474
45,733	Wm Morrison Supermarkets PLC	144,966
7,358	Woolworths Ltd.	151,736
		733,766
	RETAIL - DISCRETIONARY - 3.8%
1,181	Advance Auto Parts, Inc.	115,620
244	AutoZone, Inc. *	128,939
2,298	CarMax, Inc. *	154,311
3,290	JD.com, Inc. *	137,884
36,668	Kingfisher PLC	141,226
1,856	Lowe's Cos, Inc.	137,140
2,331	Luxottica Group SpA	133,994
2,743	Next PLC	145,939
640	O'Reilly Automotive, Inc. *	125,523
1,494	Pandora A/S	158,572
2,509	Ross Stores, Inc.	146,651
2,682	Tractor Supply Co.	159,606
		1,685,405
	SEMICONDUCTORS - 3.7%
1,684	Analog Devices, Inc.	140,931
1,046	ASML Holding NV	162,289
574	Broadcom Ltd.	144,688
1,446	KLA-Tencor Corp.	135,476
930	Lam Research Corp.	154,361
1,729	Microchip Technology, Inc.	150,077
4,452	Micron Technology, Inc. *	142,331
919	NVIDIA Corp.	155,715
1,323	NXP Semiconductors NV *	149,446
9,441	STMicroelectronics NV - ADR	164,651

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2017
Shares		Value
	SEMICONDUCTORS (Continued) - 3.7%
2,090	Xilinx, Inc.	$ 138,065
		1,638,030
	SOFTWARE - 0.6%
2,326	Gemalto NV	125,535
15,531	Sage Group PLC	138,586
		264,121
	SPECIALTY FINANCE - 1.4%
1,714	Fidelity National Information Services, Inc.	159,265
1,131	Fiserv, Inc. *	139,916
2,404	Total System Services, Inc.	166,164
7,367	Western Union Co.	139,384
		604,729
	TECHNOLOGY SERVICES - 1.0%
2,098	Cognizant Technology Solutions Corp	148,475
2,341	Paychex, Inc.	133,507
1,711	Verisk Analytics, Inc.	138,677
		420,659
	TELECOMMUNICATIONS - 0.7%
5,234	Eutelsat Communications SA	151,927
16,049	Mobile TeleSystems PJSC - ADR	160,330
		312,257
	TRANSPORTATION & LOGISTICS - 4.7%
870	Aeroports de Paris	154,996
12,602	Babcock International Group PLC	131,936
2,109	CH Robinson Worldwide, Inc.	148,959
2,451	Expeditors International of Washington, Inc.	137,501
1,622	Fraport AG Frankfurt Airport Services Worldwide	159,845
6,806	Grupo Aeroportuario del Sureste SAB de CV	138,997
1,626	JB Hunt Transport Services, Inc.	160,795
1,387	Kansas City Southern	143,457
867	Kuehne + Nagel International AG	156,710
1,208	Norfolk Southern Corp.	145,588
2,258	PACCAR, Inc.	149,773
26,326	Royal Mail PLC	133,722
1,293	Union Pacific Corp.	136,153
8,192	Volvo AB	139,702
		2,038,134
	UTILITIES - 6.0%
92,109	Aboitiz Equity Ventures, Inc.	134,014
12,431	AES Corp.	137,238
6,952	AGL Energy Ltd.	132,280
5,021	CenterPoint Energy, Inc.	148,722
13,827	Cia de Saneamento Basico do Estado de Sao Paulo	140,931
52,305	Cia Energetica de Minas Gerais	139,305
3,080	CMS Energy Corp.	149,503
17,226	CPFL Energia SA	148,311

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2017
Shares		Value
	UTILITIES (continued) - 6.0%
1,787	Dominion Energy, Inc.	$ 140,762
1,814	Entergy Corp.	143,614
2,343	Eversource Energy	147,609
4,885	FirstEnergy Corp.	159,153
26,964	Origin Energy Ltd.	163,607
1,651	Pinnacle West Capital Corp.	148,540
3,695	PPL Corp.	144,992
2,100	SCANA Corp.	126,798
2,274	WEC Energy Group, Inc.	148,310
3,099	Xcel Energy, Inc.	153,401
		2,607,090
	WASTE & ENVIRONMENT SERVICES & EQUIPMENT - 0.3%
2,202	Republic Services, Inc.	143,658

	TOTAL COMMON STOCKS (Cost $40,901,856)	42,515,052

	TOTAL INVESTMENTS - 97.2% (Cost $40,901,856) (a)	$ 42,515,052
	OTHER ASSETS LESS LIABILITIES - 2.8%	1,232,445
	NET ASSETS - 100.0%	$ 43,747,497

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $40,901,856 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 3,120,304
	Unrealized Depreciation	(1,507,108)
	Net Unrealized Appreciation:	$ 1,613,196

* Non-Income producing security.
+ Represents less than 1 share
AB - Aktiebolag
ADR - American Depository Receipt
AG - ktiengesellschaft
NV - Naamloze vennootschap
OYJ - Osakeyhtiö
PLC - Public Limited Company
PT - Perseroan Terbatas
REIT - Real Estate Investment Trust
SA - Société anonyme

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.
The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of August 31, 2017 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 42,515,052	$ -	$ -	$ 42,515,052
Total	$ 42,515,052	$ -	$ -	$ 42,515,052

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2017
Shares		Value
	COMMON STOCKS - 99.1%
	AEROSPACE/DEFENSE - 0.5%
2,136	American Outdoor Brands Corp. *	$ 34,860
1,906	Axon Enterprise, Inc. *	41,379
1,686	Triumph Group, Inc.	44,342
		120,581
	APPAREL & TEXTILE PRODUCTS - 1.0%
972	Albany International Corp.	52,099
741	Deckers Outdoor Corp. *	47,350
4,991	Fossil Group, Inc. *	41,375
1,267	Steven Madden Ltd. *	53,721
1,919	Wolverine World Wide, Inc.	50,470
		245,015
	ASSET MANAGEMENT - 1.4%
1,680	Artisan Partners Asset Management, Inc.	51,576
1,225	Cohen & Steers, Inc.	46,354
1,335	Financial Engines, Inc.	44,122
6,144	Fortress Investment Group LLC	48,906
2,646	Kennedy-Wilson Holdings, Inc.	51,068
20,032	Och-Ziff Capital Management Group LLC	57,292
2,589	Waddell & Reed Financial, Inc.	48,181
		347,499
	AUTOMOTIVE - 1.0%
1,385	Cooper Tire & Rubber Co.	46,536
495	Cooper-Standard Holdings, Inc. *	49,787
2,302	Dana, Inc.	55,409
598	Dorman Products, Inc. *	39,719
882	Tenneco, Inc.	47,805
		239,256
	BANKING - 8.9%
1,049	Ameris Bancorp.	46,208
1,979	Associated Banc-Corp.	43,340
2,528	Astoria Financial Corp.	49,524
1,682	BancorpSouth, Inc.	48,862
918	Banner Corp.	50,600
2,112	BofI Holding, Inc. *	55,989
1,321	Capital Bank Financial Corp.	49,670
3,589	Capitol Federal Financial, Inc.	49,241
1,339	Cathay General Bancorp.	47,227
1,242	Columbia Banking System, Inc.	46,165
879	Community Bank System, Inc.	45,233
2,210	CVB Financial Corp.	45,747
808	Eagle Bancorp, Inc. *	50,258
1,077	FCB Financial Holdings, Inc. *	46,957
8,882	First BanCorp. *	50,450
1,844	First Financial Bancorp.	44,164
1,205	First Financial Bankshares, Inc.	48,260

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2017
Shares		Value
	BANKING (continued) - 8.9%
1,375	First Interstate BancSystem, Inc.	$ 48,400
2,175	First Midwest Bancorp, Inc.	45,849
1,612	Flagstar Bancorp, Inc. *	52,906
3,609	FNB Corp.	45,798
2,712	Fulton Financial Corp.	47,324
1,269	Great Western Bancorp, Inc.	45,583
1,058	Hancock Holding Co.	46,499
1,946	Hilltop Holdings, Inc.	46,062
2,706	Hope Bancorp, Inc.	43,675
617	IBERIABANK Corp.	47,262
1,453	International Bancshares Corp.	52,235
1,361	LegacyTexas Financial Group, Inc.	48,982
1,371	NBT Bancorp, Inc.	45,010
3,229	Northwest Bancshares, Inc.	49,823
2,980	Old National Bancorp.	48,723
798	Pinnacle Financial Partners, Inc.	49,636
2,075	Provident Financial Services, Inc.	51,564
1,203	Renasant Corp.	47,915
969	Simmons First National Corp.	50,582
3,254	TCF Financial Corp.	50,535
673	Texas Capital Bancshares, Inc. *	49,970
1,681	Towne Bank/Portsmouth VA	51,607
1,525	Trustmark Corp.	45,171
1,505	Union Bankshares Corp.	47,152
1,858	United Community Banks, Inc.	48,512
4,324	Valley National Bancorp.	48,386
1,461	Washington Federal, Inc.	45,656
1,276	WesBanco, Inc.	48,462
898	Westamerica Bancorporation	46,292
		2,213,466
	BIOTECHNOLOGY & PHARMACEUTICAL - 6.9%
904	Aerie Pharmaceuticals, Inc. *	51,844
2,637	Alder Biopharmaceuticals, Inc. *	25,843
5,372	Array BioPharma, Inc. *	52,001
645	Avexis, Inc. *	60,211
450	Bluebird Bio, Inc. *	56,183
820	Cambrex Corp. *	42,722
525	Clovis Oncology, Inc. *	39,937
3,103	Coherus Biosciences, Inc. *	44,838
588	Eagle Pharmaceuticals, Inc. *	32,081
1,555	Five Prime Therapeutics, Inc. *	52,746
3,389	Halozyme Therapeutics, Inc. *	44,091
4,132	Horizon Pharma PLC *	56,526
2,950	Impax Laboratories, Inc. *	63,867
382	Intercept Pharmaceuticals, Inc. *	44,545
2,720	Ironwood Pharmaceuticals, Inc. *	43,384

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2017
Shares		Value
	BIOTECHNOLOGY & PHARMACEUTICAL (continued) - 6.9%
1,671	Juno Therapeutics, Inc. *	$ 68,962
495	Kite Pharma, Inc. *	88,105
2,834	Lexicon Pharmaceuticals, Inc. *	42,907
407	Ligand Pharmaceuticals, Inc. *	52,450
1,274	Medicines Co. *	46,743
2,508	Nektar Therapeutics	52,743
17,754	Ophthotech Corp.	55,037
1,059	Pacira Pharmaceuticals, Inc. *	40,348
881	Portola Pharmaceuticals, Inc. *	55,899
931	Prestige Brands Holdings, Inc. *	47,211
875	Prothena Corp PLC *	53,760
565	Puma Biotechnology, Inc. *	52,263
1,072	Radius Health, Inc. *	40,339
602	Sage Therapeutics, Inc. *	49,515
1,442	Sarepta Therapeutics, Inc. *	58,098
810	Spark Therapeutics, Inc. *	66,687
1,123	Supernus Pharmaceuticals, Inc. *	51,433
1,190	Theravance Biopharma, Inc. *	38,877
757	Ultragenyx Pharmaceutical, Inc. *	43,194
		1,715,390
	CHEMICALS - 2.5%
943	Cabot Corp.	49,677
1,576	GCP Applied Technologies, Inc. *	44,522
923	HB Fuller Co.	46,325
907	Ingevity Corp. *	57,114
764	Innospec, Inc.	42,402
2,752	Kronos Worldwide, Inc. *	57,599
693	Minerals Technologies, Inc.	44,352
1,307	PolyOne Corp.	47,235
347	Quaker Chemical Corp.	48,309
570	Stepan Co.	44,095
735	Trinseo SA	49,172
1,612	Univar, Inc. *	45,475
447	WD-40 Co.	48,701
		624,978
	COMMERCIAL SERVICES - 2.4%
1,186	ABM Industries, Inc.	52,694
968	Advisory Board Co. *	51,546
1,440	Brady Corp.	48,024
719	Deluxe Corp.	49,863
1,440	FTI Consulting, Inc. *	48,830
1,046	Healthcare Services Group, Inc.	53,555
2,431	HMS Holdings Corp. *	43,077
676	Insperity, Inc.	54,283
1,435	Korn/Ferry International	47,814

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2017
Shares		Value
	COMMERCIAL SERVICES (continued) - 2.4%
2,144	Quad/Graphics, Inc.	$ 40,865
1,527	TriNet Group, Inc. *	54,560
344	UniFirst Corp.	49,398
		594,509
	CONSTRUCTION MATERIALS - 1.0%
916	Apogee Enterprises, Inc.	40,029
1,995	Louisiana-Pacific Corp. *	50,833
1,715	Summit Materials, Inc. *	50,661
708	Trex Co., Inc. *	53,808
564	Universal Forest Products, Inc.	49,186
		244,517
	CONSUMER PRODUCTS - 2.7%
1,320	Cal-Maine Foods, Inc.	48,114
1,540	Central Garden & Pet Co. *	54,285
1,096	Clearwater Paper Corp. *	50,964
214	Coca-Cola Bottling Co. Consolidated	45,708
3,109	Darling Ingredients, Inc. *	54,097
2,805	Dean Foods Co.	30,855
996	Energizer Holdings, Inc.	43,973
2,800	Flowers Foods, Inc.	48,636
987	Fresh Del Monte Produce, Inc.	46,379
361	J&J Snack Foods Corp.	46,024
782	Nu Skin Enterprises, Inc.	47,569
2,105	Revlon, Inc. *	35,575
414	Sanderson Farms, Inc.	61,073
1,320	Tootsie Roll Industries, Inc.	49,302
		662,554
	CONSUMER SERVICES - 0.8%
1,291	Aaron's, Inc.	57,152
1,371	Adtalem Global Education, Inc. *	46,888
633	Grand Canyon Education, Inc. *	51,938
788	Matthews International Corp.	47,477
		203,455
	CONTAINERS & PACKAGING - 0.8%
883	Greif, Inc.	53,377
2,393	KapStone Paper and Packaging Corp.	53,531
1,561	Silgan Holdings, Inc.	46,971
		153,879
	DESIGN, MANUFACTURING & DISTRIBUTION - 0.4%
1,089	Fabrinet	42,297
931	Plexus Corp.	48,486
		90,783
	DISTRIBUTORS - CONSUMER STAPLES - 0.2%
1,417	United Natural Foods, Inc.	49,241

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2017
Shares		Value
	DISTRIBUTORS - DISCRETIONARY - 0.2%
1,994	G-III Apparel Group Ltd.	$ 54,835

	ELECTRICAL EQUIPMENT - 2.1%
1,379	AAON, Inc.	44,955
651	Belden, Inc.	50,173
1,959	Cree, Inc. *	47,662
840	ESCO Technologies, Inc.	45,738
1,391	Generac Holdings, Inc. *	56,169
718	Itron, Inc. *	52,127
302	Littelfuse, Inc. *	56,220
1,509	Orbotech Ltd. *	59,968
665	OSI Systems, Inc. *	55,235
782	Watts Water Technologies, Inc.	48,249
		516,496
	ENGINEERING & CONSTRUCTION - 1.4%
3,451	Chicago Bridge & Iron Co. NV	42,585
524	Dycom Industries, Inc. *	42,276
860	Exponent, Inc.	58,566
973	Granite Construction, Inc.	53,739
3,284	KBR, Inc.	53,431
1,104	MasTec, Inc. *	45,043
924	TopBuild Corp. *	54,839
		350,479
	FOREST & PAPER PRODUCTS - 0.4%
1,339	Domtar Corp.	54,149
624	Neenah Paper, Inc.	48,204
		102,353
	GAMING, LODGING & RESTAURANTS - 1.5%
384	Buffalo Wild Wings, Inc. *	39,456
988	Cheesecake Factory, Inc.	40,933
1,126	DineEquity, Inc.	44,759
2,507	Extended Stay America, Inc.	49,112
481	Jack in the Box, Inc.	45,031
664	Papa John's International, Inc.	49,661
985	Texas Roadhouse, Inc.	46,738
3,246	Wendy's Co.	48,430
		364,120
	HARDWARE - 3.0%
2,340	3D Systems Corp. *	29,390
1,849	Diebold Nixdorf, Inc.	37,812
999	Electronics For Imaging, Inc. *	35,525
9,158	Fitbit, Inc. *	55,223
1,237	Gigamon, Inc. *	53,129
6,079	GoPro, Inc. *	55,988
641	InterDigital, Inc.	45,735
2,832	Knowles Corp. *	41,545

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2017
Shares		Value
	HARDWARE (continued) - 3.0%
793	Lumentum Holdings, Inc. *	$ 45,082
1,123	NETGEAR, Inc. *	53,904
1,380	NetScout Systems, Inc. *	45,195
3,226	Pitney Bowes, Inc.	41,454
905	Plantronics, Inc.	38,580
3,739	Pure Storage, Inc. *	55,674
2,801	VeriFone Systems, Inc. *	55,376
4,502	Viavi Solutions, Inc. *	45,200
		734,812
	HEALTHCARE - SERVICES - 2.9%
1,037	Acadia Healthcare Co., Inc. *	48,677
763	Amedisys, Inc. *	39,859
3,323	Brookdale Senior Living, Inc. *	40,308
494	Charles River Laboratories International, Inc. *	53,747
242	Chemed Corp.	47,744
971	HealthEquity, Inc. *	41,530
842	INC Research Holdings, Inc. *	49,425
739	LifePoint Health, Inc. *	42,825
701	Magellan Health, Inc. *	56,711
698	Molina Healthcare, Inc. *	44,672
1,534	Owens & Minor, Inc.	42,860
573	PAREXEL International Corp. *	50,361
1,392	Premier, Inc.	46,632
3,286	Select Medical Holdings Corp. *	61,120
2,679	Tenet Healthcare Corp. *	45,998
		712,469
	HOME & OFFICE PRODUCTS - 1.5%
1,082	Armstrong World Industries, Inc. *	51,395
1,256	HNI Corp.	46,032
490	iRobot Corp. *	46,756
1,212	Meritage Homes Corp. *	49,328
2,620	St Joe Co. *	49,387
2,066	Taylor Morrison Home Corp. *	41,775
3,801	TRI Pointe Group, Inc. *	48,425
700	Tupperware Brands Corp.	40,509
		373,607
	INDUSTRIAL SERVICES - 0.7%
622	Anixter International, Inc. *	45,904
845	Applied Industrial Technologies, Inc.	48,165
4,845	Wesco Aircraft Holdings, Inc. *	40,698
889	WESCO International, Inc. *	44,850
		179,617
	INSTITUTIONAL FINANCIAL SERVICES - 0.2%
1,417	Houlihan Lokey, Inc.	51,083

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2017
Shares		Value
	INSURANCE - 2.8%
2,053	American Equity Investment Life Holding Co.	$ 56,991
836	Argo Group International Holdings Ltd.	50,327
984	Aspen Insurance Holdings Ltd.	44,477
823	FBL Financial Group, Inc.	55,964
1,598	Fidelity & Guaranty Life	49,938
1,332	Horace Mann Educators Corp.	46,820
1,305	Kemper Corp.	62,509
4,406	Maiden Holdings Ltd.	31,943
2,346	National General Holdings Corp.	40,281
899	Navigators Group, Inc.	50,164
2,732	OneBeacon Insurance Group Ltd.	49,777
662	Primerica, Inc.	50,676
901	RLI Corp.	48,222
1,033	Selective Insurance Group, Inc.	52,063
		690,152
	IRON/STEEL - 1.3%
7,565	AK Steel Holding Corp. *	42,364
2,974	Allegheny Technologies, Inc.	61,948
1,324	Carpenter Technology Corp.	53,662
7,465	Cliffs Natural Resources, Inc. *	62,407
2,552	Commercial Metals Co.	48,207
960	Worthington Industries, Inc.	47,962
		316,550
	LEISURE PRODUCTS - 0.2%
2,164	Vista Outdoor, Inc. *	44,362

	LISTED BUSINESS DEVELOPMENT COMPANIES - 0.2%
1,274	Main Street Capital Corporation	49,928

	MACHINERY - 2.6%
2,060	Astec Industries, Inc.	49,543
894	Astec Industries, Inc.	44,414
1,254	Franklin Electric Co., Inc.	48,342
1,358	Hillenbrand, Inc.	48,548
1,278	ITT, Inc.	51,580
527	John Bean Technologies Corp.	46,745
1,329	Kennametal, Inc.	46,515
625	MSA Safety, Inc.	45,537
4,145	Mueller Water Products, Inc.	49,699
639	Regal Beloit Corp.	48,181
2,118	Rexnord Corp. *	50,578
1,377	Terex Corp.	53,083
2,623	Welbilt, Inc. *	52,198
		634,963
	MANUFACTURED GOODS - 1.2%
889	AZZ, Inc.	43,472

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2017
Shares		Value
	MANUFACTURED GOODS (continued) - 1.2%
851	Barnes Group, Inc.	$ 53,205
1,431	Gibraltar Industries, Inc. *	41,857
750	Proto Labs, Inc. *	53,850
503	RBC Bearings, Inc. *	55,466
1,083	Timken Co.	48,573
		296,423
	MEDIA - 2.3%
69	Cable One, Inc.	52,353
11,859	Clear Channel Outdoor Holdings, Inc. *	45,657
2,760	EW Scripps Co. *	49,349
1,104	GrubHub, Inc. *	63,028
954	John Wiley & Sons, Inc.	51,468
834	Nexstar Media Group, Inc.	50,207
1,023	Shutterfly, Inc. *	46,628
1,077	Sohu.com, Inc. *	57,447
329	Stamps.com, Inc. *	62,921
2,596	TiVo Corp.	47,507
840	WebMD Health Corp. *	55,810
		582,375
	MEDICAL EQUIPMENT & DEVICES - 4.4%
718	Analogic Corp.	51,373
1,349	Cantel Medical Corp.	55,700
1,428	Exact Sciences Corp. *	59,819
1,523	Genomic Health, Inc. *	48,279
1,481	Globus Medical, Inc. *	44,771
1,205	Haemonetics Corp. *	51,839
1,273	Halyard Health, Inc. *	57,654
619	Hill-Rom Holdings, Inc.	47,638
287	ICU Medical, Inc. *	50,039
519	Inogen, Inc. *	49,720
991	Insulet Corp. *	57,537
919	Integra LifeSciences Holdings Corp. *	46,860
803	LivaNova PLC *	50,252
520	Masimo Corp. *	43,878
1,336	Merit Medical Systems, Inc. *	55,177
3,224	MiMedx Group, Inc. *	52,455
1,880	Myriad Genetics, Inc. *	57,321
1,389	Natus Medical, Inc. *	46,670
749	Neogen Corp. *	51,606
2,113	NxStage Medical, Inc. *	59,164
573	Penumbra, Inc. *	49,278
		1,087,030
	MINING - 1.1%
5,752	Coeur Mining, Inc. *	50,330
722	Compass Minerals International, Inc.	48,230
13,450	Fairmount Santrol Holdings, Inc. *	41,157

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2017
Shares		Value
	MINING (continued) - 1.1%
9,375	Hecla Mining Co.	$ 49,500
580	Kaiser Aluminum Corp.	55,865
1,462	US Silica Holdings, Inc.	39,781
		284,863
	OIL, GAS & COAL - 7.0%
2,036	Alliance Holdings GP LP	56,092
2,527	Alliance Resource Partners LP	47,760
8,270	Amec Foster Wheeler PLC - ADR	44,658
4,839	Callon Petroleum Co. *	50,132
3,061	Carrizo Oil & Gas, Inc. *	41,140
2,236	Crestwood Equity Partners LP	55,788
2,333	CVR Energy, Inc.	49,973
32,571	Denbury Resources, Inc.	34,525
1,784	Dominion Energy Midstream Partners LP	51,112
1,008	Dril-Quip, Inc. *	37,850
6,089	Enerplus Corp.	54,070
2,885	EnLink Midstream LLC	49,189
3,303	Forum Energy Technologies, Inc. *	38,315
6,430	Frank's International NV	40,380
3,462	Gulfport Energy Corp. *	43,379
1,544	Holly Energy Partners LP	50,396
8,094	Kosmos Energy Ltd. *	56,982
7,277	McDermott International, Inc. *	44,681
3,203	MRC Global, Inc. *	50,511
667	Murphy USA, Inc. *	42,995
4,040	NGL Energy Partners LP	36,158
13,042	Noble Corp PLC	42,517
3,212	NOW, Inc. *	37,452
6,417	Oasis Petroleum, Inc. *	46,844
2,318	Oceaneering International, Inc.	52,271
1,906	Oil States International, Inc .*	41,455
2,232	PBF Energy, Inc.	52,854
2,577	Rice Midstream Partners LP	53,473
1,978	SemGroup Corp.	50,835
3,253	SM Energy Co.	43,460
2,248	Summit Midstream Partners LP	47,320
1,627	Sunoco LP	50,941
5,070	Superior Energy Services, Inc. *	41,777
1,095	Valero Energy Partners LP	47,687
3,216	Viper Energy Partners LP	54,350
9,116	Whiting Petroleum Corp. *	40,749
1,355	World Fuel Services Corp.	46,802
		1,726,873
	PASSENGER TRANSPORTATION - 0.3%
356	Allegiant Travel Co.	42,008

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2017
Shares		Value
	PASSENGER TRANSPORTATION (continued) - 0.3%
1,368	SkyWest, Inc.	$ 47,470
		89,478
	REAL ESTATE INVESTMENT TRUSTS (REITS) - 6.5%
1,774	Acadia Realty Trust	50,896
1,238	American Assets Trust, Inc.	50,288
2,785	Brandywine Realty Trust	47,846
5,740	CBL & Associates Properties, Inc.	45,920
2,050	Chesapeake Lodging Trust	52,459
2,198	Columbia Property Trust, Inc.	46,158
1,731	CoreCivic, Inc.	46,391
456	CoreSite Realty Corp.	54,155
5,531	Cousins Properties, Inc.	51,715
4,394	DiamondRock Hospitality Co.	48,290
762	DuPont Fabros Technology, Inc.	49,042
1,204	Education Realty Trust, Inc.	46,523
1,705	First Industrial Realty Trust, Inc.	52,821
1,628	GEO Group, Inc.	44,998
2,637	Kite Realty Group Trust	53,056
965	LTC Properties, Inc.	46,928
1,815	Mack-Cali Realty Corp.	41,545
5,690	New York REIT, Inc.	46,886
2,115	Outfront Media, Inc.	46,530
1,500	Pebblebrook Hotel Trust	50,385
2,275	Physicians Realty Trust	42,611
2,284	Piedmont Office Realty Trust, Inc.	46,251
1,063	Potlatch Corp.	50,811
916	QTS Realty Trust, Inc.	49,629
1,731	Rayonier, Inc.	50,216
1,799	Rexford Industrial Realty, Inc.	54,060
2,383	RLJ Lodging Trust	48,089
783	Ryman Hospitality Properties, Inc.	46,526
1,987	Sabra Health Care REIT, Inc.	43,416
1,914	Select Income REIT	44,424
1,809	STAG Industrial, Inc.	50,634
1,562	Washington Real Estate Investment Trust	51,327
2,499	Xenia Hotels & Resorts, Inc.	49,880
		1,600,706
	RECREATION FACILITIES & SVCS - 0.4%
1,319	International Speedway Corp.	47,022
3,269	SeaWorld Entertainment, Inc.	42,432
		89,454
	RETAIL - CONSUMER STAPLES - 1.0%
1,045	Big Lots, Inc.	49,742
1,027	Five Below, Inc. *	48,854
585	PriceSmart, Inc.	47,531
2,237	Sprouts Farmers Market, Inc. *	44,606

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2017
Shares		Value
	RETAIL - CONSUMER STAPLES (continued) - 1.0%
1,031	Weis Markets, Inc.	$ 45,581
		236,314
	RETAIL - DISCRETIONARY - 2.5%
3,281	Builders FirstSource, Inc. *	53,415
5,445	Chico's FAS, Inc.	41,818
491	Children's Place, Inc.	52,120
917	Dillard's, Inc.	55,754
2,851	DSW, Inc.	52,829
868	FirstCash, Inc.	50,952
1,493	Genesco, Inc. *	31,577
1,539	HSN, Inc.	56,481
556	Lithia Motors, Inc.	60,048
1,080	Monro Muffler Brake, Inc.	51,516
3,158	Party City Holdco, Inc.	44,054
813	RH *	38,040
653	Wayfair, Inc.	46,370
		634,974
	SEMICONDUCTORS - 3.7%
4,767	Amkor Technology, Inc. *	41,854
2,060	Brooks Automation, Inc.	53,704
644	Cabot Microelectronics Corp.	46,123
209	Coherent, Inc. *	48,764
2,118	Entegris, Inc. *	53,903
1,421	II-VI, Inc. *	50,943
1,329	Inphi Corp. *	50,887
2,050	Integrated Device Technology, Inc. *	50,655
1,732	MaxLinear, Inc. *	37,412
1,130	Mellanox Technologies Ltd. *	53,053
4,823	Oclaro, Inc. *	40,561
690	Power Integrations, Inc.	50,266
4,207	Rambus, Inc. *	54,565
1,433	Semtech Corp. *	53,881
721	Silicon Laboratories, Inc. *	54,724
991	Silicon Motion Technology Corp. - ADR	45,200
850	Synaptics, Inc. *	35,334
2,931	Vishay Intertechnology, Inc.	51,879
1,599	Xperi Corp.	43,573
		917,281
	SOFTWARE - 4.6%
1,034	2U, Inc. *	51,803
2,156	ACI Worldwide, Inc. *	49,071
1,887	Acxiom Corp. *	43,948
3,846	Allscripts Healthcare Solutions, Inc. *	50,536
2,599	Box, Inc. *	50,992
852	CommVault Systems, Inc. *	52,015
1,357	Cornerstone OnDemand, Inc. *	47,468

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2017
Shares		Value
	SOFTWARE (continued) - 4.6%
1,291	Envestnet, Inc. *	$ 57,385
1,884	Evolent Health, Inc. *	31,463
3,196	FireEye, Inc. *	47,205
729	HubSpot, Inc. *	53,472
3,731	Inovalon Holdings, Inc. *	50,555
449	LogMeIn, Inc.	51,366
259	MicroStrategy, Inc. *	33,411
1,151	New Relic, Inc. *	55,133
1,122	Omnicell, Inc. *	57,559
690	Paycom Software, Inc. *	51,481
1,051	Paylocity Holding Corp. *	51,646
834	Pegasystems, Inc.	47,997
1,657	Progress Software Corp.	55,642
1,388	RealPage, Inc. *	59,823
3,069	Synchronoss Technologies, Inc. *	51,529
1,219	Verint Systems, Inc. *	48,394
		1,149,894
	SPECIALTY FINANCE - 2.1%
2,295	Aircastle Ltd.	51,454
2,599	Apollo Commercial Real Estate Finance, Inc.	47,016
1,184	Blackhawk Network Holdings, Inc.	53,043
1,504	Cardtronics PLC	39,074
441	Ellie Mae, Inc.	36,594
1,289	Green Dot Corp.	62,104
2,947	Invesco Mortgage Capital, Inc.	50,040
4,570	MGIC Investment Corp.	52,326
2,764	Nationstar Mortgage Holdings, Inc.	47,596
1,107	Nelnet, Inc.	52,505
1,330	PRA Group, Inc.	38,437
		530,189
	TECHNOLOGY SERVICES - 1.8%
412	CACI International, Inc. *	53,478
2,041	Convergys Corp.	47,963
891	ExlService Holdings, Inc. *	50,145
1,265	ManTech International Corp.	50,878
643	Medidata Solutions, Inc.*	48,199
2,529	NIC, Inc.	41,349
2,909	Syntel, Inc. *	52,537
3,582	Travelport Worldwide Ltd.	54,231
742	WageWorks, Inc. *	43,741
		442,521
	TELECOMMUNICATIONS - 1.7%
3,203	8x8, Inc. *	45,322
1,254	Cogent Communications Holdings, Inc.	58,436
2,410	Consolidated Communications Holdings, Inc.	44,465
1,497	DigitalGlobe, Inc. *	51,497

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2017
Shares		Value
	TELECOMMUNICATIONS (continued) - 1.7%
1,312	RingCentral, Inc. *	$ 55,563
1,839	Telephone & Data Systems, Inc.	53,901
1,301	United States Cellular Corp. *	50,323
7,746	Vonage Holdings Corp. *	64,292
		423,799
	TRANSPORTATION - 2.0%
945	Forward Air Corp.	49,112
2,432	Heartland Express, Inc.	53,917
1,318	Hub Group, Inc. *	50,677
1,364	Knight Transportation, Inc.	53,264
566	Landstar System, Inc.	52,836
1,609	Mobile Mini, Inc.	48,672
1,980	Navistar International Corp. *	67,637
1,913	Swift Transportation Co. *	53,660
1,699	Werner Enterprises, Inc.	56,237
		486,012
	UTILITIES - 4.2%
674	ALLETE, Inc.	52,120
1,030	American States Water Co.	50,779
1,140	Avista Corp.	58,596
703	Black Hills Corp.	49,477
1,385	California Water Service Group	51,868
974	El Paso Electric Co.	54,106
1,460	Hawaiian Electric Industries, Inc.	48,793
743	MGE Energy, Inc.	47,255
1,230	New Jersey Resources Corp.	53,690
1,269	NextEra Energy Partners LP	52,613
820	Northwest Natural Gas Co.	54,366
784	NorthWestern Corp.	47,291
2,767	NRG Yield, Inc.	51,189
716	ONE Gas, Inc.	53,872
850	Ormat Technologies, Inc.	48,824
1,211	Otter Tail Corp.	50,620
1,971	Pattern Energy Group, Inc.	49,512
1,379	South Jersey Industries, Inc.	49,478
2,030	Suburban Propane Partners LP	50,263
3,975	TerraForm Power, Inc.	55,491
		1,030,203

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2017
Shares		Value
	WASTE & ENVIRONMENT SERVICES & EQUIPMENT - 0.8%
640	Cantel Medical Corp.	$ 52,000
887	Clean Harbors, Inc.	47,978
3,580	Covanta Holding Corp.	51,373
1,075	Tetra Tech, Inc.	45,795
		197,146

	TOTAL COMMON STOCKS (Cost $24,716,646)	24,486,484

	TOTAL INVESTMENTS - 99.1% (Cost $24,716,646) (a)	$ 24,486,484
	OTHER ASSETS LESS LIABILITIES - 0.9%	212,577
	NET ASSETS - 100.0%	$ 24,699,061

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $24,716,646 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	1,684,229
	Unrealized Depreciation	(1,914,391)
	Net Unrealized Depreciation:	(230,162)

* Non - Income producing security

ADR - American Depository Receipt
NV - Naamloze vennootschap
LLC - Limited Liability Corporation
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Société anonyme

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.
The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of August 31, 2017 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 24,486,484	$ -	$ -	$ 24,486,484
Total	$ 24,486,484	$ -	$ -	$ 24,486,484

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2017
Principal ($)		Fair Value
	CORPORATE BONDS - 98.1%
	AEROSPACE/DEFENSE - 2.9%
23,000	General Dynamics Corp., 3.875% due 7/15/2021	$ 24,632
73,000	General Dynamics Corp., 2.250% due 11/15/2022	73,335
100,000	Harris Corp., 1.999% due 4/27/2018	100,166
20,000	Harris Corp., 3.832% due 4/27/2025	21,023
100,000	L3 Technologies, Inc., 4.950% due 2/15/2021	107,914
100,000	L3 Technologies, Inc., 3.850% due 12/15/2026	104,656
		431,726
	APPAREL & TEXTILE PRODUCTS - 0.2%
23,000	VF Corp., 3.500% due 9/1/2021	24,163

	AUTO PARTS MANUFACTURING - 0.2%
23,000	Delphi Automotive PLC, 4.250% due 1/15/2026	24,767

	BANKS - 0.3%
44,000	People's United Financial, Inc., 3.650% due 12/6/2022	45,607

	BIOTECHNOLOGY - 2.0%
120,000	Celgene Corp., 2.125% due 8/15/2018	120,557
23,000	Celgene Corp., 2.250% due 5/15/2019	23,191
23,000	Celgene Corp., 3.950% due 10/15/2020	24,351
23,000	Celgene Corp., 3.625% due 5/15/2024	24,057
100,000	Celgene Corp., 3.875% due 8/15/2025	106,003
		298,159
	CHEMICALS - 7.2%
250,000	LyondellBasell Industries NV, 5.000% due 4/15/2019	260,329
250,000	LyondellBasell Industries NV, 6.000% due 11/15/2021	283,236
250,000	LyondellBasell Industries NV, 5.750% due 4/15/2024	288,122
42,000	PPG Industries, Inc., 3.600% due 11/15/2020	43,911
123,000	Praxair, Inc., 4.050% due 3/15/2021	131,206
44,000	Praxair, Inc., 2.450% due 2/15/2022	44,592
23,000	Praxair, Inc., 2.700% due 2/21/2023	23,222
23,000	Praxair, Inc., 2.650% due 2/5/2025	22,940
		1,097,558
	CONSUMER SERVICES - 2.8%
58,000	Block Financial LLC, 5.500% due 11/1/2022	63,844
66,000	Fidelity National Information Services, Inc., 4.500% due 10/15/2022	71,916
275,000	Fiserv, Inc., 3.500% due 10/1/2022	285,353
		421,113
	CONTAINERS & PACKAGING - 2.4%
23,000	Bemis Co., Inc., 6.800% due 8/1/2019	25,080
250,000	International Paper Co., 3.650% due 6/15/2024	261,705
100,000	International Paper Co., 3.000% due 2/15/2027	97,316
		384,101

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2017
Principal ($)		Fair Value
	DEPARTMENT STORES - 0.7%
100,000	Kohl's Corp., 4.250% due 7/17/2025	$ 101,228

	ELECTRICAL EQUIPMENT MANUFACTURING - 2.6%
162,000	Amphenol Corp., 2.550% due 1/30/2019	163,404
23,000	Amphenol Corp., 4.000% due 2/1/2022	24,432
100,000	Roper Technologies, Inc., 2.050% due 10/1/2018	100,264
100,000	Roper Technologies, Inc., 3.800% due 12/15/2026	104,381
		392,481
	EXPLORATION & PRODUCTION - 5.9%
17,000	ConocoPhillips Co., 2.875% due 11/15/2021	17,429
123,000	ConocoPhillips Co., 2.400% due 12/15/2022	122,714
123,000	ConocoPhillips Co., 2.875% due 11/15/2024	127,343
123,000	EOG Resources, Inc., 5.625% due 6/1/2019	130,933
100,000	EOG Resources, Inc., 2.450% due 4/1/2020	100,799
23,000	EOG Resources, Inc., 2.625% due 3/15/2023	23,109
10,000	EOG Resources, Inc., 4.150% due 1/15/2026	10,675
23,000	Occidental Petroleum Corp., 4.100% due 2/1/2021	24,507
100,000	Occidental Petroleum Corp., 2.600% due 4/15/2022	101,725
123,000	Occidental Petroleum Corp., 2.700% due 2/15/2023	124,330
100,000	Occidental Petroleum Corp., 3.400% due 4/15/2026	102,804
		886,368
	FINANCIAL SERVICES - 0.8%
100,000	Nasdaq, Inc., 5.550% due 1/15/2020	108,154
14,000	Nasdaq, Inc., 4.250% due 6/1/2024	15,001
		123,155
	FOOD & BEVERAGE - 2.4%
23,000	Dr Pepper Snapple Group Inc 3.400% due 11/15/2025	23,649
100,000	JM Smucker Co., 2.500% due 3/15/2020	101,334
100,000	JM Smucker Co., 3.500% due 10/15/2021	104,870
100,000	JM Smucker Co., 3.500% due 3/15/2025	103,903
22,000	Mead Johnson Nutrition Co., 4.900% due 11/1/2019	23,399
		357,155
	HARDWARE - 0.1%
10,000	Seagate HDD Cayman 3.750% due 11/15/2018	10,174

	HEALTH CARE FACILITIES & SERVICES- 3.3%
23,000	AmerisourceBergen Corp., 3.500% due 11/15/2021	24,048
23,000	AmerisourceBergen Corp., 3.400% due 5/15/2024	23,827
23,000	AmerisourceBergen Corp., 3.250% due 3/1/2025	23,542
100,000	Express Scripts Holding Co., 3.900% due 2/15/2022	105,644
100,000	Express Scripts Holding Co., 4.500% due 2/25/2026	108,087
100,000	Express Scripts Holding Co., 3.400% due 3/1/2027	99,599
111,000	Medco Health Solutions, Inc., 7.125% due 3/15/2018	114,205
		498,952

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2017
Principal ($)		Fair Value
	HOME IMPROVEMENT- 0.2%
23,000	Stanley Black & Decker, Inc., 3.400% due 12/1/2021	$ 24,145

	INDUSTRIAL OTHER - 0.3%
45,000	Fluor Corp., 3.500% due 12/15/2024	46,733

	LIFE INSURANCE - 0.2%
23,000	Unum Group, 5.625% due 9/15/2020	25,237

	MACHINERY MANUFACTURING - 3.7%
50,000	Caterpillar Financial Services Corp., 1.300% due 3/1/2018	49,972
100,000	Caterpillar Financial Services Corp., 2.450% due 9/6/2018	100,853
123,000	Caterpillar Financial Services Corp., 7.150% due 2/15/2019	132,433
23,000	Dover Corp., 4.300% due 3/1/2021	24,606
100,000	Illinois Tool Works, Inc., 1.950% due 3/1/2019	100,478
101,000	Illinois Tool Works, Inc., 6.250% due 4/1/2019	108,282
23,000	Parker-Hannifin Corp., 3.300% due 11/21/2024	24,006
20,000	Pentair Finance SA, 2.650% due 12/1/2019	20,172
		560,802
	MASS MERCHANTS - 0.8%
123,000	Costco Wholesale Corporation, 1.700% due 12/15/2019	123,140

	MEDICAL EQUIPMENT & DEVICES MANUFACTURING - 3.7%
100,000	Stryker Corporation, 1.300% due 4/1/2018	99,861
73,000	Stryker Corporation 4.375% due 1/15/2020	77,358
100,000	Stryker Corporation, 2.625% due 3/15/2021	102,117
23,000	Stryker Corporation, 3.375% due 11/1/2025	23,862
100,000	Stryker Corporation, 3.500% due 3/15/2026	103,939
42,000	Zimmer Biomet Holdings, Inc., 4.625% due 11/30/2019	44,239
100,000	Zimmer Biomet Holdings, Inc., 3.550% due 4/01/2025	101,770
		553,146
	METALS & MINING - 0.4%
63,000	Newmont Mining Corp., 5.125% due 10/1/2019	66,707

	OIL & GAS SERVICES & EQUIPMENT - 1.7%
110,000	Halliburton Co., 2.000% due 8/1/2018	110,209
23,000	Halliburton Co., 3.800% due 11/15/2025	23,801
123,000	National Oilwell Varco, Inc., 2.600% due 12/1/2022	120,470
		254,480
	PHARMACEUTICALS - 2.8%
100,000	AbbVie, Inc., 1.800% due 5/14/2018	100,120
100,000	AbbVie, Inc., 2.000% due 11/6/2018	100,405
100,000	AbbVie, Inc., 3.600% due 5/14/2025	103,532
123,000	AbbVie, Inc., 3.200% due 5/14/2026	123,134
		427,191

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2017
Principal ($)		Fair Value
	PIPELINE - 5.3%
40,000	Kinder Morgan Energy Partners LP, 9.000% due 2/1/2019	$ 43,744
65,000	Kinder Morgan Energy Partners LP, 6.850% due 2/15/2020	71,851
140,000	Kinder Morgan Energy Partners LP, 5.300% due 9/15/2020	151,127
100,000	Kinder Morgan Energy Partners LP, 3.950% due 9/1/2022	104,295
14,000	Kinder Morgan Energy Partners LP, 4.300% due 5/1/2024	14,659
100,000	Kinder Morgan, Inc., 4.300% due 6/1/2025	104,754
23,000	ONEOK Partners LP, 4.900% due 3/15/2025	24,976
100,000	Williams Partners LP, 3.350% due 8/15/2022	101,779
35,000	Williams Partners LP, 3.900% due 1/15/2025	36,019
20,000	Williams Partners LP, 4.000% due 9/15/2025	20,706
100,000	Williams Partners LP, 4.300% due 3/4/2024	106,149
23,000	Williams Partners LP, 5.250% due 3/15/2020	24,773
		804,832
	RAILROAD - 3.9%
110,000	Norfolk Southern Corp., 3.250% due 12/1/2021	114,371
23,000	Norfolk Southern Corp., 3.000% due 4/1/2022	23,707
23,000	Norfolk Southern Corp., 3.850% due 1/15/2024	24,610
40,000	Norfolk Southern Corp., 2.900% due 6/15/2026	40,122
123,000	Union Pacific Corp., 4.000% due 2/1/2021	131,050
23,000	Union Pacific Corp., 3.646% due 2/15/2024	24,577
20,000	Union Pacific Corp., 3.750% due 3/15/2024	21,447
100,000	Union Pacific Corp., 2.750% due 3/1/2026	100,383
100,000	Union Pacific Corp., 3.000% due 4/15/2027	101,639
		581,906
	REAL ESTATE - 13.8%
79,000	American Tower Corp., 3.400% due 2/15/2019	80,707
100,000	American Tower Corp., 3.125% due 1/15/2027	97,042
23,000	AvalonBay Communities, Inc., 2.950% due 9/15/2022	23,522
40,000	AvalonBay Communities, Inc., 2.850% due 3/15/2023	40,418
74,000	Boston Properties LP, 5.875% due 10/15/19	79,628
35,000	Boston Properties LP, 5.625% due 11/15/2020	38,451
123,000	Boston Properties LP, 4.125% due 5/15/2021	130,727
100,000	Boston Properties LP, 2.750% due 10/1/2026	96,334
23,000	CC Holdings GS V LLC, 3.849% due 4/15/2023	24,266
100,000	Crown Castle International Corp., 5.250% due 1/15/2023	111,661
142,000	ERP Operating LP, 4.625% due 12/15/2021	154,738
23,000	ERP Operating LP, 3.000% due 4/15/2023	23,514
43,000	HCP, Inc., 4.000% due 12/1/2022	45,588
23,000	Kimco Realty Corp., 3.40% due 11/1/2022	23,810
100,000	Kimco Realty Corp., 2.700% due 3/1/2024	97,792
23,000	Prologis LP, 4.250% due 8/15/2023	25,255
23,000	Prologis LP, 3.750% due 11/1/2025	24,467
100,000	Simon Property Group LP, 2.200% due 2/1/19	100,717
100,000	Simon Property Group LP, 4.375% due 3/1/2021	107,079

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2017
Principal ($)		Fair Value
	REAL ESTATE (continued) - 13.8%
23,000	Simon Property Group LP, 2.500% due 7/15/2021	$ 23,305
95,000	Simon Property Group LP, 4.125% due 12/1/2021	101,711
23,000	Simon Property Group LP, 2.750% due 2/1/2023	23,241
100,000	Simon Property Group LP, 3.750% due 2/01/2024	105,518
123,000	Ventas Realty LP, 4.250% due 3/1/2022	131,137
23,000	Ventas Realty LP, 3.750% due 5/01/2024	23,823
23,000	Ventas Realty LP, 3.500% due 2/1/2025	23,393
10,000	Ventas Realty LP, 4.125% due 1/15/2026	10,542
115,000	Ventas Realty LP, 3.250% due 10/15/2026	113,764
23,000	Welltower, Inc., 4.125% due 4/1/2019	23,690
100,000	Welltower, Inc., 6.125% due 4/15/2020	110,246
23,000	Welltower, Inc., 4.950% due 1/15/2021	24,863
23,000	Welltower, Inc., 4.500% due 1/15/2024	25,080
23,000	Welltower, Inc., 4.000% due 6/1/2025	24,321
		2,090,350
	REFINING & MARKETING - 2.6%
60,000	Marathon Petroleum Corp., 2.700% 12/14/2018	60,540
23,000	Marathon Petroleum Corp 3.625% due 9/15/2024	23,544
123,000	Phillips 66, 4.300% due 4/1/2022	132,383
23,000	Valero Energy Corp., 9.375% due 3/15/2019	25,552
123,000	Valero Energy Corp., 6.125% due 2/1/2020	134,428
10,000	Valero Energy Corp., 3.400% due 9/15/2026	9,950
		386,397
	RETAIL - CONSUMER DISCRETIONARY - 5.9%
50,000	AutoZone, Inc., 2.500% due 4/15/2021	50,159
142,000	AutoZone, Inc., 4.000% due 11/15/2020	149,242
23,000	AutoZone, Inc., 3.125% due 7/15/2023	23,341
100,000	AutoZone, Inc., 3.750% due 6/1/2027	102,101
123,000	Lowe's Companies, Inc., 4.625% due 4/15/2020	130,412
23,000	Lowe's Companies, Inc., 3.800% due 11/15/2021	24,584
23,000	Lowe's Companies, Inc., 3.120% due 4/15/2022	23,971
23,000	Lowe's Companies, Inc., 3.125% due 9/15/2024	23,667
120,000	Lowe's Companies, Inc., 3.375% due 9/15/2025	125,111
100,000	Lowe's Companies, Inc., 2.500% due 4/15/2026	96,584
100,000	Lowe's Companies, Inc., 3.100% due 5/3/2027	100,997
44,000	O'Reilly Automotive, Inc., 4.875% due 1/14/2021	47,458
		897,627
	RETAIL - CONSUMER STAPLES - 1.8%
27,000	Sysco Corp., 5.250% due 2/12/2018	27,408
23,000	Sysco Corp., 2.600% due 6/12/2022	23,237
23,000	Sysco Corp., 3.750% due 10/1/2025	24,148
100,000	Sysco Corp., 3.300% due 7/15/2026	101,363
100,000	Sysco Corp., 3.250% due 7/15/2027	101,088
		277,244

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2017
Principal ($)		Fair Value
	SEMICONDUCTORS - 3.3%
23,000	Analog Devices, Inc., 3.900% due 12/15/2025	$ 24,424
273,000	Broadcom Corp., 2.375% due 1/15/2020 - 144A	274,989
200,000	Broadcom Corp., 3.875% due 1/15/2027 - 144A	206,218
		505,631
	UTILITIES - 13.9%
23,000	CenterPoint Energy Resources Corp., 4.500% due 1/15/2021	24,395
111,000	Dominion Energy, Inc., 1.900% due 6/15/2018	111,229
100,000	Dominion Energy, Inc., 6.400% due 6/15/2018	103,643
250,000	Dominion Energy, Inc., 1.875% due 1/15/2019	250,168
250,000	Dominion Energy, Inc., 2.962% due 7/1/2019	253,975
23,000	Dominion Energy, Inc., 5.200% due 8/15/2019	24,398
100,000	Dominion Energy, Inc., 2.579% due 7/1/2020	101,025
250,000	Dominion Energy, Inc., 4.450% due 3/15/2021	269,225
43,000	Dominion Energy, Inc., 3.625% due 12/1/2024	44,962
23,000	Dominion Energy, Inc., 3.900% due 10/1/2025	24,419
23,000	Entergy Texas, Inc., 7.125% due 2/1/2019	24,572
45,000	Kentucky Utilities Co., 3.300% due 10/1/2025	46,610
23,000	NextEra Energy Capital Holdings, Inc., 6.000% due 3/1/2019	24,377
23,000	NiSource Finance Corp., 6.800% due 1/15/2019	24,473
100,000	NiSource Finance Corp., 3.490% due 5/15/2027	102,527
23,000	NSTAR Electric Co., 2.375% due 10/15/2022	23,161
23,000	PPL Electric Utilities Corp., 3.000% due 9/15/2021	23,719
23,000	PPL Capital Funding, Inc., 4.200% due 6/15/2022	24,846
10,000	PPL Electric Utilities Corp., 2.500% due 9/1/2022	10,045
250,000	PPL Capital Funding, Inc., 3.5.00% due 12/1/2022	261,788
123,000	Public Service Co of Colorado, 5.125% due 6/1/2019	130,117
23,000	Public Service Co of Colorado, 3.200% due 11/15/2020	23,845
23,000	Virginia Electric & Power Co., 2.750% due 3/15/2023	23,443
100,000	WEC Energy Group, Inc., 1.650% due 6/15/2018	100,101
23,000	WEC Energy Group, Inc., 3.550% due 6/15/2025	24,060
23,000	Xcel Energy, Inc., 4.700% due 5/15/2020	24,381
		2,099,504

	TOTAL CORPORATE BONDS (Cost $14,743,566)	14,821,779

	TOTAL INVESTMENTS - 98.1% (Cost $14,743,566) (a)	$ 14,821,779
	OTHER ASSETS LESS LIABILITIES - 1.9%	289,167
	NET ASSETS - 100.0%	$ 15,110,946

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2017

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $14,743,566 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
Unrealized Appreciation:	82,753
Unrealized Depreciation	(4,540)
Net Unrealized Appreciation:	78,213

144A security
NV - Naamloze vennootschap
LLC - Limited Liability Corporation
LP - Limited Partnership
PLC - Public Limited Company

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.
The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of August 31, 2017 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ -	$ 14,821,779	$ -	$ 14,821,779
Total	$ -	$ 14,821,779	$ -	$ 14,821,779

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust IV

By

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 10/27/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 10/27/17

By

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 10/27/17